T. ROWE PRICE Tax-Efficient Equity Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 13.2%
Entertainment 2.4%
Activision Blizzard  9,000 875
Electronic Arts  12,900 1,844
Netflix (1) 12,000 6,034
Roku (1) 12,000 4,161
Sea, ADR (1) 5,700 1,443
Spotify Technology (1) 13,500 3,261
Take-Two Interactive Software (1) 4,152 770
Zynga, Class A (1) 94,700 1,027
19,415
Interactive Media & Services 10.2%
Alphabet, Class C (1) 17,579 42,393
Baidu, ADR (1) 5,800 1,138
Bumble, Class A (1) 6,959 332
Facebook, Class A (1) 83,186 27,346
IAC/InterActiveCorp (1) 4,746 757
Match Group (1) 22,374 3,208
Pinterest, Class A (1) 41,473 2,708
Snap, Class A (1) 83,600 5,193
Vimeo (1) 20,841 875
ZoomInfo Technologies, Class A (1) 2,434 107
84,057
Media 0.5%
Altice USA, Class A (1) 13,800 498
Cable One  1,843 3,346
3,844
Wireless Telecommunication Services 0.1%
T-Mobile U.S. (1) 6,773 958
958
Total Communication Services 108,274
CONSUMER DISCRETIONARY 14.5%
Auto Components 0.0%
Aptiv  1,410 212
212
Automobiles 1.2%
Ferrari  4,240 894
Tesla (1) 14,725 9,207
10,101

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Distributors 0.0%
Pool  581 254
254
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions (1) 6,000 829
Grand Canyon Education (1) 1,821 166
Service Corp. International  20,480 1,086
Terminix Global Holdings (1) 3,900 192
2,273
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class B, Acquisition Date: 4/16/14 - 7/14/15,
Cost $337 (1)(2) 13,472 1,891
Booking Holdings (1) 607 1,433
Chipotle Mexican Grill (1) 2,700 3,704
Domino's Pizza  4,637 1,979
MGM Resorts International  31,500 1,350
Papa John's International  2,400 226
Restaurant Brands International (3) 12,802 893
Starbucks  23,775 2,708
Wynn Resorts  1,300 171
Yum China Holdings  21,198 1,434
Yum! Brands  12,200 1,464
17,253
Household Durables 0.2%
NVR (1) 250 1,222
1,222
Internet & Direct Marketing Retail 6.0%
Alibaba Group Holding, ADR (1) 6,463 1,383
Amazon.com (1) 12,079 38,931
Chewy, Class A (1)(3) 24,241 1,785
Coupang (1)(3) 8,741 357
Etsy (1) 16,098 2,652
MercadoLibre (1) 1,900 2,581
Wayfair, Class A (1)(3) 4,000 1,226
48,915
Multiline Retail 0.6%
Dollar General  19,248 3,907
Dollar Tree (1) 7,851 765
Ollie's Bargain Outlet Holdings (1) 6,392 552
5,224
Specialty Retail 3.1%
AutoZone (1) 1,054 1,482
Burlington Stores (1) 3,700 1,196

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
CarMax (1) 14,489 1,669
Five Below (1) 2,200 405
Home Depot  25,840 8,241
O'Reilly Automotive (1) 7,053 3,774
RH (1) 500 320
Ross Stores  11,200 1,416
TJX  31,077 2,099
Tractor Supply  14,252 2,590
Ulta Beauty (1) 4,900 1,692
Williams-Sonoma  2,800 475
25,359
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica (1) 10,360 3,348
NIKE, Class B  33,449 4,564
7,912
Total Consumer Discretionary 118,725
CONSUMER STAPLES 3.3%
Beverages 1.7%
Boston Beer, Class A (1) 650 688
Brown-Forman, Class B  12,512 1,005
Coca-Cola  35,600 1,968
Constellation Brands, Class A  10,000 2,397
Diageo, ADR  23,300 4,503
Keurig Dr Pepper  24,615 910
Monster Beverage (1) 16,028 1,511
PepsiCo  6,800 1,006
13,988
Food & Staples Retailing 0.1%
Casey's General Stores  2,000 442
442
Food Products 0.5%
Darling Ingredients (1) 7,500 513
Hershey  11,283 1,953
McCormick  16,662 1,484
Tyson Foods, Class A  2,500 199
4,149
Household Products 0.4%
Church & Dwight  15,915 1,364
Clorox  5,267 931
Colgate-Palmolive  8,400 704
2,999

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Personal Products 0.3%
Estee Lauder, Class A  7,700 2,360
2,360
Tobacco 0.3%
Philip Morris International  21,600 2,083
2,083
Total Consumer Staples 26,021
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(2)(4) 5 28
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $216 (1)(2)(4) 58 323
Total Energy 351
FINANCIALS 3.9%
Banks 0.2%
First Republic Bank  7,100 1,359
SVB Financial Group (1) 500 292
1,651
Capital Markets 3.1%
BlackRock  2,600 2,280
Cboe Global Markets  8,979 999
Charles Schwab  23,083 1,705
CME Group  7,310 1,599
FactSet Research Systems  800 267
Intercontinental Exchange  8,200 926
MarketAxess Holdings  4,760 2,221
Moody's  7,461 2,502
MSCI  8,100 3,792
Nasdaq  1,200 201
S&P Global  16,910 6,417
Tradeweb Markets, Class A  28,640 2,399
25,308
Insurance 0.6%
Assurant  1,300 210
Marsh & McLennan  12,500 1,729
Oscar Health, Class A (1) 2,964 75
Progressive  22,033 2,183
Selectquote (1) 16,261 330
4,527
Total Financials 31,486

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
HEALTH CARE 14.3%
Biotechnology 3.4%
ACADIA Pharmaceuticals (1) 3,000 67
Acceleron Pharma (1) 4,500 589
Agios Pharmaceuticals (1) 2,000 112
Alnylam Pharmaceuticals (1) 6,801 966
Amgen  18,299 4,354
Argenx, ADR (1) 1,733 483
Ascendis Pharma, ADR (1) 2,154 289
Biogen (1) 3,108 831
BioMarin Pharmaceutical (1) 6,900 533
Biontech, ADR (1) 19,028 3,882
Blueprint Medicines (1) 3,400 311
CRISPR Therapeutics (1) 1,972 233
Denali Therapeutics (1) 2,500 159
Exact Sciences (1) 18,707 2,068
Exelixis (1) 19,800 447
Fate Therapeutics (1) 2,300 176
Genmab, ADR (1) 66,088 2,685
Horizon Therapeutics (1) 10,700 981
Incyte (1) 14,035 1,176
Ionis Pharmaceuticals (1) 3,850 143
Kodiak Sciences (1)(3) 1,545 129
Mirati Therapeutics (1) 900 142
Neurocrine Biosciences (1) 5,745 553
Regeneron Pharmaceuticals (1) 3,400 1,708
Sage Therapeutics (1) 2,000 139
Seagen (1) 12,198 1,895
TG Therapeutics (1) 2,729 95
Ultragenyx Pharmaceutical (1) 3,500 356
United Therapeutics (1) 1,200 223
Vertex Pharmaceuticals (1) 9,399 1,961
27,686
Health Care Equipment & Supplies 3.3%
ABIOMED (1) 2,300 655
Align Technology (1) 6,786 4,005
Becton Dickinson & Company  3,100 750
Cooper  3,600 1,416
DexCom (1) 7,215 2,665
Hologic (1) 13,500 851
ICU Medical (1) 613 128
IDEXX Laboratories (1) 7,362 4,109
Intuitive Surgical (1) 6,780 5,710
JAND, Class A, Acquisition Date: 11/19/20, Cost $10 (1)(2)(4) 391 10

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Novocure (1) 7,300 1,489
Ortho Clinical Diagnostics Holdings (1) 11,618 239
Penumbra (1) 2,900 722
Quidel (1) 1,200 142
ResMed  4,700 967
STERIS  2,365 451
Teleflex  4,600 1,850
West Pharmaceutical Services  3,200 1,112
27,271
Health Care Providers & Services 3.2%
Acadia Healthcare (1) 3,300 212
agilon health (1) 6,890 248
Amedisys (1) 3,700 956
Anthem  7,247 2,886
Centene (1) 13,349 983
DaVita (1) 2,800 336
Humana  3,053 1,336
McKesson  15,000 2,886
Molina Healthcare (1) 8,314 2,090
UnitedHealth Group  34,600 14,252
26,185
Health Care Technology 0.6%
Multiplan (1)(3) 10,000 84
Teladoc Health (1)(3) 5,268 793
Veeva Systems, Class A (1) 15,092 4,397
5,274
Life Sciences Tools & Services 2.7%
Adaptive Biotechnologies (1) 4,527 171
Agilent Technologies  20,008 2,764
Avantor (1) 109,738 3,528
Bio-Rad Laboratories, Class A (1) 3,400 2,048
Bruker  3,500 243
Illumina (1) 4,319 1,752
IQVIA Holdings (1) 3,300 793
Mettler-Toledo International (1) 2,213 2,879
Pacific Biosciences of California (1) 6,400 173
Repligen (1) 14,300 2,611
Thermo Fisher Scientific  10,519 4,939
21,901
Pharmaceuticals 1.1%
Catalent (1) 7,200 755
Elanco Animal Health (1) 38,114 1,371
Eli Lilly and Company  17,600 3,515
Royalty Pharma, Class A  4,200 169

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Zoetis  18,568 3,281
9,091
Total Health Care 117,408
INDUSTRIALS & BUSINESS SERVICES 7.6%
Aerospace & Defense 0.6%
BWX Technologies  6,200 388
Hexcel (1) 2,500 148
Huntington Ingalls Industries  1,000 216
L3Harris Technologies  5,617 1,225
Northrop Grumman  3,700 1,354
TransDigm Group (1) 2,928 1,900
5,231
Air Freight & Logistics 0.7%
Expeditors International of Washington  2,700 339
United Parcel Service, Class B  26,126 5,607
5,946
Building Products 0.5%
A.O. Smith  3,500 249
Allegion  5,600 786
Fortune Brands Home & Security  6,300 650
Trane Technologies  14,400 2,684
4,369
Commercial Services & Supplies 1.2%
Cintas  10,100 3,571
Copart (1) 10,926 1,409
IAA (1) 28,000 1,595
Ritchie Bros Auctioneers  3,000 179
Rollins  23,000 784
Waste Connections  17,710 2,151
9,689
Construction & Engineering 0.0%
Valmont Industries  1,200 298
298
Electrical Equipment 0.4%
AMETEK  1,787 241
Generac Holdings (1) 5,000 1,644
Hubbell  1,100 210
Rockwell Automation  3,472 916
Shoals Technologies Group, Class A (1) 6,539 180
3,191

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Industrial Conglomerates 0.1%
Roper Technologies  1,842 829
829
Machinery 0.5%
Cummins  4,163 1,071
Deere  4,347 1,570
Graco  2,500 189
IDEX  925 206
Middleby (1) 700 115
Otis Worldwide  4,000 314
PACCAR  4,000 366
Toro  1,800 200
Woodward  1,000 127
4,158
Professional Services 2.4%
Booz Allen Hamilton Holding  9,200 781
Clarivate (1) 6,352 191
CoStar Group (1) 8,041 6,867
Equifax  11,614 2,730
IHS Markit  23,923 2,519
Leidos Holdings  2,400 247
TransUnion  37,651 4,029
Upwork (1) 7,100 334
Verisk Analytics  12,581 2,174
19,872
Road & Rail 1.1%
JB Hunt Transport Services  1,309 224
Kansas City Southern  7,619 2,268
Landstar System  1,400 239
Old Dominion Freight Line  9,067 2,407
Union Pacific  18,200 4,090
9,228
Trading Companies & Distributors 0.1%
Fastenal  4,100 218
United Rentals (1) 2,000 668
Watsco  1,068 311
1,197
Total Industrials & Business Services 64,008
INFORMATION TECHNOLOGY 41.0%
Communications Equipment 0.2%
Motorola Solutions  6,800 1,396
1,396

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Electronic Equipment, Instruments & Components 1.4%
Amphenol, Class A  60,294 4,055
CDW  24,493 4,052
Cognex  7,912 628
IPG Photonics (1) 800 167
Keysight Technologies (1) 3,918 558
Littelfuse  793 207
Zebra Technologies, Class A (1) 2,846 1,415
11,082
IT Services 10.9%
Accenture, Class A  15,836 4,468
Akamai Technologies (1) 6,800 776
Automatic Data Processing  4,500 882
Black Knight (1) 28,528 2,094
Broadridge Financial Solutions  8,261 1,317
EPAM Systems (1) 4,537 2,167
Euronet Worldwide (1) 2,054 307
Fidelity National Information Services  5,503 820
Fiserv (1) 7,000 806
FleetCor Technologies (1) 7,200 1,976
Gartner (1) 8,100 1,878
Genpact  6,600 302
Global Payments  4,357 844
GoDaddy, Class A (1) 19,377 1,569
Mastercard, Class A  41,700 15,036
MongoDB (1) 6,000 1,752
Okta (1) 13,100 2,914
Paychex  4,300 435
PayPal Holdings (1) 48,673 12,656
Shopify, Class A (1) 5,100 6,339
Snowflake, Class A (1) 2,346 558
Square, Class A (1) 20,500 4,562
Squarespace, Class A (1)(3) 758 40
StoneCo, Class A (1) 12,466 822
Twilio, Class A (1) 13,248 4,451
VeriSign (1) 6,792 1,494
Visa, Class A  75,300 17,116
WEX (1) 667 131
Wix.com (1) 5,300 1,377
89,889
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices (1) 31,000 2,482
Analog Devices  6,345 1,044
Enphase Energy (1) 8,600 1,230

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Entegris  33,060 3,784
KLA  26,776 8,485
Lam Research  6,260 4,068
Lattice Semiconductor (1) 3,727 198
Marvell Technology  8,302 401
Maxim Integrated Products  21,000 2,142
Microchip Technology  30,911 4,851
MKS Instruments  2,000 376
Monolithic Power Systems  9,912 3,401
NVIDIA  27,200 17,674
ON Semiconductor (1) 14,300 573
QUALCOMM  41,575 5,594
Skyworks Solutions  18,100 3,077
Taiwan Semiconductor Manufacturing, ADR  27,400 3,216
Teradyne  10,000 1,324
Xilinx  22,369 2,841
66,761
Software 16.2%
Adobe (1) 16,092 8,120
Anaplan (1) 10,900 561
ANSYS (1) 5,000 1,690
Aspen Technology (1) 4,200 573
Atlassian, Class A (1) 10,391 2,424
Autodesk (1) 7,791 2,227
Avalara (1) 13,100 1,731
Bentley Systems, Class B  2,449 141
Bill.com Holdings (1) 12,392 1,845
Cadence Design Systems (1) 18,289 2,323
Ceridian HCM Holding (1) 6,263 560
Citrix Systems  2,700 310
Coupa Software (1) 11,249 2,680
Crowdstrike Holdings, Class A (1) 15,554 3,455
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $82 (1)(2)(4) 1,711 304
Datadog, Class A (1) 10,249 933
DocuSign (1) 17,355 3,499
Dragoneer Growth Opportunities SPAC/CCC Intelligent Solutions
Holdings PIPE (1)(5) 6,257 56
Dynatrace (1) 8,948 463
Five9 (1) 8,706 1,542
Fortinet (1) 16,100 3,519
Gitlab, Class B, Acquisition Date: 12/15/20, Cost $190 (1)(2)(4) 4,720 189
Guidewire Software (1) 1,896 185
HubSpot (1) 7,000 3,531
Intuit  14,500 6,367
Manhattan Associates (1) 5,400 734

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Microsoft  132,325 33,039
nCino (1) 5,834 357
NortonLifeLock  7,600 210
Palo Alto Networks (1) 5,800 2,107
Paycom Software (1) 7,648 2,521
Paylocity Holding (1) 3,500 594
Procore Technologies (1) 809 70
Procore Technologies, Acquisition Date: 7/15/20 - 12/9/20,
Cost $85 (1)(2) 1,582 130
PTC (1) 15,200 2,039
Qualtrics International, Class A (1)(3) 10,232 352
RingCentral, Class A (1) 7,712 2,024
salesforce.com (1) 48,503 11,549
ServiceNow (1) 9,800 4,644
Smartsheet, Class A (1) 8,200 484
Splunk (1) 9,982 1,210
SS&C Technologies Holdings  20,879 1,542
Synopsys (1) 18,227 4,636
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(2)(4) 4,598 52
Trade Desk, Class A (1) 4,700 2,764
Tyler Technologies (1) 6,294 2,538
UiPath, Class A (1)(3) 1,722 137
UiPath, Class A, Acquisition Date: 4/26/19 - 2/2/21, Cost $706 (1)
(2) 39,685 3,009
Workday, Class A (1) 15,074 3,448
Workiva (1) 2,100 199
Zendesk (1) 6,179 844
Zoom Video Communications, Class A (1) 8,200 2,719
133,180
Technology Hardware, Storage & Peripherals 4.2%
Apple  279,200 34,791
Pure Storage, Class A (1) 6,700 128
34,919
Total Information Technology 337,227
MATERIALS 1.6%
Chemicals 0.8%
Air Products & Chemicals  2,400 719
Albemarle  1,300 217
Linde  6,100 1,834
PPG Industries  5,500 988
RPM International  7,300 683
Sherwin-Williams  7,314 2,074
6,515

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
Construction Materials 0.2%
Vulcan Materials  9,300 1,705
1,705
Containers & Packaging 0.4%
Avery Dennison  2,482 547
Ball  28,900 2,375
Gores Holdings V SPAC/Ardagh Group PIPE (1)(5) 22,534 205
Sealed Air  5,000 284
3,411
Metals & Mining 0.2%
BHP Group, ADR (3) 24,500 1,816
Kirkland Lake Gold (3) 4,475 194
2,010
Total Materials 13,641
REAL ESTATE 0.3%
Equity Real Estate Investment Trusts 0.3%
Equinix, REIT  1,000 737
Equity LifeStyle Properties, REIT  7,700 545
SBA Communications, REIT  3,800 1,133
2,415
Real Estate Management & Development 0.0%
WeWork, Class A, Acquisition Date: 12/9/14, Cost $3 (1)(2) 199 2
2
Total Real Estate 2,417
Total Common Stocks (Cost $356,942) 819,558
CONVERTIBLE PREFERRED STOCKS 0.3%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(2)(4) 16,937 137
137
Health Care Equipment & Supplies 0.0%
JAND, Series AA, Acquisition Date: 11/19/20, Cost $20 (1)(2)(4) 809 20
JAND, Series B, Acquisition Date: 11/19/20, Cost $0 (1)(2)(4) 1 —
20
Total Health Care 157

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 0.3%
Software 0.3%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)(2)
(4) 5,191 921
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)(2)(4) 1,419 252
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(2)(4) 8,757 523
Tanium, Series G , Acquisition Date: 8/26/15, Cost $141 (1)(2)(4) 28,431 324
Total Information Technology 2,020
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $51 (1)(2) 3,081 28
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $40 (1)(2) 2,420 22
WeWork, Series E, Acquisition Date: 6/23/15, Cost $136 (1)(2) 4,118 38
Total Real Estate 88
Total Convertible Preferred Stocks (Cost $1,523) 2,265
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.02% (6)(7) 457,847 458
Total Short-Term Investments (Cost $458) 458
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Short-Term Funds 0.7%
T. Rowe Price Short-Term Fund, 0.08% (6)(7) 599,927 5,999
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 5,999
Total Securities Lending Collateral (Cost $5,999) 5,999
Total Investments in Securities 100.8%
(Cost $364,922) $ 828,280
Other Assets Less Liabilities (0.8)% (6,174)
Net Assets 100.0% $ 822,106

T. ROWE PRICE Tax-Efficient Equity Fund

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‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $8,203 and represents 1.0% of net assets.
(3) All or a portion of this security is on loan at May 31, 2021.
(4) Level 3 in fair value hierarchy.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
May 31, 2021, was $288 and was valued at $261 (Less than 0.1% of net assets).
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.02% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
05/31/21
T. Rowe Price Government
Reserve Fund, 0.02% $ 777  ¤  ¤ $ 458
T. Rowe Price Short-Term Fund,
0.08% 4,652  ¤  ¤ 5,999
Total $ 6,457^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,457.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Efficient Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Tax-Efficient Equity Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F136-054Q1 05/21
($000s)
Lev el 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 813,359 $ 5,293 $ 906 $ 819,558
Convertible Preferred Stocks — 88 2,177 2,265
Short-Term Investments 458 — — 458
Securities Lending Collateral 5,999 — — 5,999
Total $ 819,816 $ 5,381 $ 3,083 $ 828,280